Principal joint ventures - Summary of joint ventures (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Minera Escondida Limitada
Country of incorporation, Joint Venture	Chile
Principal activities, Joint Venture	Copper mining and refining
Group interest (%), Joint Venture	30.00%	30.00%
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Group interest (%), Joint Venture	20.00%	20.00%
Sohar Aluminium Co. L.L.C. [member] | Ordinary shares [Member]
Disclosure Of Joint Ventures [Line Items]
Company of operation	Sohar Aluminium Co. L.L.C.
Country of incorporation, Joint Venture	Oman
Principal activities, Joint Venture	Aluminium smelting; power generation
Rio Tinto Limited shares were held by Rio Tinto plc	37,500
Proportion of class held (%), Joint Venture	20.00%
Group interest (%), Joint Venture	20.00%